WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Change in Warrant Liability

	December 31, 2020	December 31, 2019
Balance at beginning of the period	$1,579	$2,009
Fair value adjustment	650	(520)
Effect of movement in exchange rates	66	90
Balance at end of the period	$2,295	$1,579

Schedule of Warrants Outstanding and Exercisable

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2019	10,778,061	$1.20
Issued	464,122	C$0.85
Expired	(3,602,215)	$1.99
Warrants outstanding and exercisable, December 31, 2019	7,639,968	$0.79
Exercised	(4,195,072)	$0.80
Exercised	(464,122)	C$0.85
Warrants outstanding and exercisable, December 31, 2020	2,980,774	$0.80

			All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share		December 31, 2020	December 31, 2019
July 30, 2020	C$	0.85	-	464,122
September 25, 2023		$0.80	2,980,774	7,175,846
			2,980,774	7,639,968

Schedule of Fair Value of Warrant Liability

	December 31, 2020	December 31, 2019
Weighted average assumptions:
Risk-free interest rate	0.20%	1.68%
Expected dividend yield	0%	0%
Expected warrant life (years)	2.73	3.57
Expected stock price volatility	73.93%	61.61%
Weighted average fair value	$0.77	$0.22